UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,141,010
Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,165	1,189,663

		2,330,673

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pinelines Project:
Series B, 5.00%, 1/01/21	3,200	3,711,776
Series C, 5.00%, 1/01/21	2,500	2,899,825

		6,611,601

Arizona — 3.3%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,524,367
5.00%, 7/01/21	5,585	6,492,116
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,680,720
5.25%, 12/01/20	1,000	1,132,430

		10,829,633

California — 13.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	934,569
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,435,450
County of Riverside Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (a)	6,865	3,809,388
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
0.00%, 1/15/21	12,500	8,296,875
0.00%, 1/15/22	10,000	6,248,100
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport:
5.00%, 1/01/19	540	618,489
5.00%, 1/01/20	550	628,425

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	$3,750	$4,434,675
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,207,860
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,970,700

		43,584,531

Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	596,109
4.00%, 12/01/20	580	613,303
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (a)	4,500	3,168,270

		4,377,682

District of Columbia — 1.6%
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,109,150

Florida — 6.6%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,800,201
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,412,137
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,567,596
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	582,220
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,720	1,742,033
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	1,840	1,918,568
Pine Island Community Development District, RB, 5.30%, 11/01/10 (b)(c)	250	97,598

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	$5,000	$5,959,350
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 1.00%, 12/31/49 (b)(c)	3,530	2,626,391

		21,706,094

Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,733,598

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	268,695
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,360,587

		1,629,282

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,420,643
5.00%, 11/15/20	1,440	1,587,053

		3,007,696

Illinois — 14.1%
City of Chicago Illinois, O'Hare International Airport, GARB, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,333,300
5.00%, 1/01/22	7,000	7,483,140
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,199,670
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (a)	13,455	9,747,071
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,609,700
State of Illinois, GO, 5.00%, 7/01/20	5,255	5,928,008

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, RB, Series B:
5.00%, 6/15/19 (d)	$515	$612,103
5.00%, 6/15/20	1,485	1,700,444
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (d)	2,250	2,401,380

		46,014,816

Indiana — 5.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,515	2,065,449
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,649,505
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	698,862
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	11,039,900

		16,453,716

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,256,160

Kansas — 2.4%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (a)	6,440	4,932,525
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,905,450

		7,837,975

Kentucky — 2.1%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,246,807
5.00%, 12/01/20	1,430	1,677,576

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	$2,000	$2,047,480
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (a):
0.00%, 7/01/19	255	210,859
0.00%, 7/01/20	1,000	777,070

		6,959,792

Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,000,220

Maryland — 2.1%
Anne Arundel County Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	313,811
5.00%, 7/01/20	500	575,600
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,322,900
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,473,560
University of Maryland, Medical System, 5.00%, 7/01/19	670	779,042
Maryland State and Local Facilities Loan, GO, 1st Series B, 5.00%, 3/15/20	2,000	2,397,000

		6,861,913

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,572,225
State of Massachusetts Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,662

		4,712,887

Municipal Bonds	Par (000)	Value

Michigan — 2.4%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	$1,585	$1,754,674
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,075,550
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,150,100
5.00%, 11/01/21	2,000	2,263,260
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	377,972
Series 2-A, 4.00%, 10/15/20	1,205	1,325,512

		7,947,068

Minnesota — 4.1%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,288,412
State of Michigan Trunk Highway, GO, Series B, 5.00%, 10/01/20	10,000	12,020,600

		13,309,012

Missouri — 4.6%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,419,910
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 6/01/14 (d)	5,000	5,089,050
State of Missouri Health & Educational Facilities Authority, Refunding RB, Series A:
BJC Health System, 5.00%, 5/15/20	5,500	5,813,280
Coxhealth, 5.00%, 11/15/20	500	582,085

		14,904,325

Multi-State — 3.4%
Centerline Equity Issuer Trust (e)(f):
Series A-4-1, 5.75%, 5/15/15	1,000	1,055,120
Series A-4-2, 6.00%, 5/15/19	2,500	2,895,725
Series B-3-1, 6.00%, 5/15/15	4,000	4,221,360
Series B-3-2, 6.30%, 5/15/19	2,500	2,928,275

		11,100,480

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska — 1.2%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/20	$3,500	$3,908,625

Nevada — 2.7%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	578,025
5.00%, 7/01/20	1,000	1,153,770
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,373,600
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,510	1,570,249

		8,675,644

New Jersey — 4.2%
Middlesex County Improvement Authority, RB, George Street Student Housing Project, Series A, 5.00%, 8/15/14 (d)	1,000	1,025,800
New Jersey EDA, RB, Private Activity Bonds, The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/20	250	277,748
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,848,875
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,259,840
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,227,777
Seton Hall University, Series D, 5.00%, 7/01/20	650	751,205
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (g)	2,500	3,095,675
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,298,317

		13,785,237

Municipal Bonds	Par (000)	Value

New York — 7.8%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
7.63%, 8/01/25	$3,885	$4,263,088
7.75%, 8/01/31	5,000	5,486,550
New York Mortgage Agency, Refunding RB, 35th Series, AMT, 4.50%, 10/01/20	4,000	4,076,320
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,863,970
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,025,570
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,525	1,667,740

		25,383,238

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,744,246
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,878,750

		7,622,996

Oklahoma — 1.0%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,668,465
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.25%, 4/01/14	225	224,604
2.50%, 4/01/15	225	222,293
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,179,794

		3,295,156

Pennsylvania — 4.9%
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	371,855

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project (concluded):
4.00%, 7/01/20	$465	$473,956
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,404,598
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,307,762
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,201,919
4.00%, 10/01/20	1,210	1,233,377
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,820,905
Widener University, 5.00%, 7/15/20	600	667,062
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	460,722
2.55%, 4/01/20	850	841,483
2.65%, 10/01/20	865	859,083
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,743,255
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,104,920
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,142,509
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	416,948

		16,050,354

Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,164,199

Municipal Bonds	Par (000)	Value

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	$2,000	$2,328,220

Texas — 13.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	884,248
5.75%, 1/01/20	1,140	1,256,440
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,790,650
City of Frisco Texas, GO, Refunding, 3.00%, 2/15/20	2,250	2,414,070
City of Houston Texas, Refunding RB, Subordinate Lien, Series B, 5.00%, 7/01/20	250	290,705
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	3,996,337
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,765,950
New Hope Cultural Education Facilities Corp., RB, Tarleton State University Project, Series A:
4.00%, 4/01/19	345	354,884
4.00%, 4/01/20	415	420,648
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,127,950
5.38%, 1/01/21	5,000	5,708,300
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,530,600
Texas State Turnpike Authority, RB, CAB, 1st Tier, Series A (AMBAC) (a):
0.00%, 8/15/21	7,990	6,194,168
0.00%, 8/15/24	8,450	5,576,746

		42,311,696

US Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/14 (d)	1,000	1,033,830

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 5.2%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	$2,000	$2,393,000
County of Charles City Virginia EDA, RB, Waste Management, Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,102,100
County of Hanover Virginia EDC, Refunding RB, Covenant Woods, Series A, 3.00%, 7/01/15	465	460,350
County of Russell Virginia IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,139,980
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,735,470

		16,830,900

Washington — 1.5%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	292,628
5.00%, 10/01/42 (h)	4,000	4,645,160

		4,937,788

Wisconsin — 0.9%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,176,100
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,728,418

		2,904,518

Total Municipal Bonds — 123.4%		403,510,705

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

Illinois — 1.7%
City of Chicago Illinois Waterworks, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	$5,000	$5,529,450

Total Long-Term Investments (Cost — $389,259,498) — 125.1%		409,040,155

Short-Term Securities	Shares

Money Market Funds — 0.8%
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	2,561,193	2,561,193

	Par (000)

New York — 0.1%
City of New York New York Water & Sewer System, Refunding RB, VRDN, Sub-Series A-2 (Mizuho Corporate Bank), 0.04%, 2/03/14 (l)	$300	300,000

Total Short-Term Securities (Cost — $2,861,193) — 0.9%		2,861,193

Total Investments (Cost — $392,120,691*) — 126.0%		411,901,348
Other Assets Less Liabilities — 0.6%		2,069,922
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1%)		(3,752,183)
AMPS, at Redemption Value — (25.5%)		(83,325,000)

Net Assets Applicable to Common Shares — 100.0%		$326,894,087

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$388,414,784

Gross unrealized appreciation	$22,927,352
Gross unrealized depreciation	(3,190,788)

Net unrealized appreciation	$19,736,564

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	6

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security is collateralized by municipal or US Treasury obligations.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income

FFI Institutional Tax-Exempt Fund	1,959,251	601,942	2,561,193	$2,328

(k)	Represents the current yield as of report date.
(l)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	7

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$409,040,155	—	$409,040,155
Short-Term Securities	$2,561,193	300,000	—	2,861,193

Total	$2,561,193	$409,340,155	—	$411,901,348

[1]	See above Schedule of Investments for values in each state or political subdivision.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, TOB Trust Certificates of $(3,750,000) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2014	8

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2014